DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Income - total unrealized gains (losses)	$ 11,209	$ (2,705)	$ 0
Net unrealized gain (loss) on derivatives	(1,257)	(633)	(13)
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Income - total unrealized gains (losses)	11,438	0	0
Total net realized gains			0
Cost of Sales
Derivative [Line Items]
Total net realized gains	4,354		128
Net unrealized gain (loss) on derivatives	(1,257)	(682)	(12)
Foreign currency forward contracts: | Designated as Hedging Instrument | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Income - total unrealized gains (losses)	1,336
Foreign currency forward contracts: | Designated as Hedging Instrument | Cost of Sales
Derivative [Line Items]
Total net realized gains	2,399
Net unrealized gain (loss) on derivatives	0
Foreign currency forward contracts: | Non-designated cash flow hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Income - total unrealized gains (losses)	0	0	0
Total net realized gains			0
Foreign currency forward contracts: | Non-designated cash flow hedges | Cost of Sales
Derivative [Line Items]
Total net realized gains	(403)		128
Net unrealized gain (loss) on derivatives	388	$ (682)	$ (12)
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Income - total unrealized gains (losses)	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Total net realized gains	2,358
Net unrealized gain (loss) on derivatives	(1,645)
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Income - total unrealized gains (losses)	10,102
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Net unrealized gain (loss) on derivatives	$ 0